united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017

Shares		Value
	COMMON STOCKS - 70.6%
	AGRICULTURE - 0.9%
4,488,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	$ 521,260

	AUTO MANUFACTURERS - 2.8%
905,000	Geely Automobile Holdings Ltd.	1,069,579
91,000	Mitsubishi Motors Corp.	494,427
		1,564,006
	AUTO PARTS & EQUIPMENT - 4.5%
13,500	Bridgestone Corp.	496,598
19,600	Koito Manufacturing Co. Ltd.	1,042,788
32,200	Nissin Kogyo Co. Ltd.	533,560
18,100	TS Tech Co. Ltd.	463,311
		2,536,257
	BUILDING MATERIALS - 1.0%
172,000	Anhui Conch Cement Co. Ltd.	553,458

	CHEMICALS - 5.1%
17,570	Mosaic Co. (The)	551,171
31,800	Nissan Chemical Industries Ltd.	1,138,832
52,500	Toagosei Co. Ltd.	563,685
14,030	Yara International ASA	593,043
		2,846,731
	COAL - 1.4%
892,900	Tambang Batubara Bukit Asam Persero Tbk PT	776,503

	COMMERCIAL SERVICES - 5.1%
13,285	Cintas Corp.	1,542,521
20,581	DeVry Education Group, Inc.	689,464
27,000	Duskin Co. Ltd.	590,761
		2,822,746
	COMPUTERS - 1.0%
15,647	Insight Enterprises, Inc. *	580,973

	ELECTRONICS - 5.8%
34,124	AVX Corp.	552,809
19,650	Sanmina Corp. *	765,368
7,338	Tech Data Corp. *	627,839
19,800	Tokyo Seimitsu Co. Ltd.	649,998
37,401	Vishay Intertechnology, Inc.	620,857
		3,216,871
	ENGINEERING & CONSTRUCTION - 3.2%
88,800	Hazama Ando Corp.	621,480
29,600	JGC Corp.	515,367
88,483	WorleyParsons Ltd. *	665,976
		1,802,823

	FOOD - 1.2%
406,468	Metcash Ltd. *	650,565

	HEALTHCARE-SERVICES - 1.6%
5,647	UnitedHealth Group, Inc.	915,379

	INTERNET - 0.8%
87,400	Gree, Inc.	472,837

	IRON/STEEL - 2.9%
67,755	Kumba Iron Ore Ltd. *	1,044,629
40,997	Labrador Iron Ore Royalty Corp.	590,545
		1,635,174
	LODGING - 1.0%
684,000	SJM Holdings Ltd.	543,447

	MACHINERY-CONSTRUCTION & MINING - 2.1%
100,700	Outotec OYJ *	573,399
371,400	United Tractors Tbk PT	607,826
		1,181,225
	MACHINERY-DIVERSIFIED - 2.2%
18,287	Metso OYJ	562,823
10,711	SFA Engineering Corp.	649,210
		1,212,033
	METAL FABRICATE/HARDWARE - 1.1%
34,155	Tenaris SA	598,957

	MINING - 5.3%
31,610	BHP Billiton Ltd.	641,946
25,297	KGHM Polska Miedz SA	785,336
158,392	Nevsun Resources Ltd.	498,107
153,023	OZ Minerals Ltd.	1,045,200
		2,970,589
	MISCELLANEOUS MANUFACTURING - 1.0%
33,900	Nikon Corp.	548,748

	OIL & GAS - 3.7%
379,000	CNOOC Ltd.	473,250
48,770	CVR Refining LP *	546,224
7,075	Helmerich & Payne, Inc.	503,457
18,815	HollyFrontier Corp.	545,071
		2,068,002

	OIL & GAS SERVICES - 2.1%
47,224	John Wood Group PLC	499,620
28,359	TGS Nopec Geophysical Co. ASA	682,565
		1,182,185
	REAL ESTATE - 1.1%
289,000	Daikyo, Inc.	595,265

	RETAIL - 3.7%
6,373	Children's Place, Inc. (The)	618,181
24,400	Doutor Nichires Holdings Co. Ltd.	466,510
11,883	Kohl's Corp.	473,300
57,000	Staples, Inc.	524,400
		2,082,391
	SEMICONDUCTORS - 4.9%
36,147	Kulicke & Soffa Industries, Inc. *	635,464
42,871	Marvell Technology Group Ltd.	637,492
400	Samsung Electronics Co. Ltd.	680,311
16,830	SK Hynix, Inc.	777,275
		2,730,542
	SOFTWARE - 1.0%
14,078	ManTech International Corp.	548,197

	TELECOMMUNICATIONS - 1.5%
14,692	NETGEAR, Inc. *	835,975

	TRUCKING & LEASING - 1.2%
15,579	Greenbrier Cos., Inc. (The)	681,581

	WATER - 1.4%
78,095	Cia de Saneamento Basico do Estado de Sao Paulo	778,355

	TOTAL COMMON STOCKS (Cost - $29,599,359)	39,453,075

	EXCHANGE TRADED FUNDS AND NOTES - 26.5%
	EQUITY FUNDS - 26.5%
3,671	iPATH S&P 500 VIX Short-Term Futures ETN *	71,291
130,701	iShares Global Financials ETF	7,727,043
110,994	Vanguard Total World Stock ETF	6,973,753
	TOTAL EXCHANGE TRADED FUNDS AND NOTES - (Cost - $13,916,991)	14,772,087

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
1,570,862	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 0.47%
	(Cost - $1,570,862)	1,570,862

	TOTAL INVESTMENTS - 99.9% (Cost - $45,087,212) (a)	$ 55,796,024
	OTHER ASSETS AND LIABILITIES - NET - 0.1%	43,859
	TOTAL NET ASSETS - 100.0%	$ 55,839,883

* Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,103,397 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 11,144,555
	Unrealized Depreciation:	(451,928)
	Net Unrealized Appreciation:	$ 10,692,627

The following is a summary of significant accounting policies followed by the Fund and is in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which the Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective December 12, 2016 the Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Valuation of Underlying Funds -The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 -Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2017 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,627,266	$24,825,809	$ -	$ 39,453,075
Exchange Traded Funds and Notes	14,772,087	-	-	14,772,087
Short-Term Investments	1,570,862	-	-	1,570,862
Total	$ 30,970,215	$24,825,809	$ -	$ 55,796,024

	Common Stocks	Total
Transfers into Level 2 from Level 1	23,930,328	23,930,328
Transfers from Level 2 into Level 1	-	-
Net Transfer Into/(Out of) Level 2	$ 23,930,328	$23,930,328

Transfers that were made into Level 2 represented foreign securities that utilized fair value pricing as provided by the pricing vendor. It is the Fund's policy to record transfers between any level at the end of the period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 3/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 3/29/17

By

/s/ James Colantino

James Colantino, Principal Financial Officer

Date 3/29/2017